Derivative instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Counterparty default losses	$ 15,000,000	$ 39,000,000
Non-derivative financial instruments designated as hedges of net investments in foreign subsidiaries were all long-term liabilities of BNY Mellon in various currencies	495,000,000
Value-at-risk methodology assumed holding period for instruments (in days)	1 day
Value-at-risk methodology confidence level percentage	99.00%
Additional collateral the Company would have to post for existing collateral arrangements, if the company's debt rating had fallen below investment grade	498,000,000
Available-for-sale
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	4,000,000,000
Hedged financial instruments, notional amount of derivative	4,009,000,000	2,168,000,000
Deposits
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	10,000,000
Hedged financial instruments, notional amount of derivative	10,000,000	25,000,000
Long-term Debt
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	14,300,000,000
Hedged financial instruments, notional amount of derivative	14,262,000,000	11,774,000,000
Interest Rate Swap | Available-for-sale
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Original maturities, maximum (in years) of hedged instruments	30 years
Hedged financial instruments, notional amount of derivative	4,000,000,000
Interest Rate Swap | Deposits
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Original maturities, minimum (in years) of hedged instruments	3 years
Original maturities, maximum (in years) of hedged instruments	6 years
Hedged financial instruments, notional amount of derivative	10,000,000
Interest Rate Swap | Long-term Debt
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Original maturities, minimum (in years) of hedged instruments	5 years
Original maturities, maximum (in years) of hedged instruments	30 years
Hedged financial instruments, notional amount of derivative	14,300,000,000
Foreign Exchange Contract
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional amount of derivatives that will mature within one year	376,000,000,000
Notional amount of derivatives that will mature between one and five years	9,000,000,000
Notional amount of derivatives that will mature after 5 years	8,000,000,000
Interest Rate Contract
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional amount of derivatives that will mature within one year	336,000,000,000
Notional amount of derivatives that will mature between one and five years	391,000,000,000
Notional amount of derivatives that will mature after 5 years	267,000,000,000
Cash Flow Hedging | Foreign Exchange Contract
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedging derivatives, maturities, maximum	9 months
Hedged financial instruments, notional amount of derivative	136,100,000
Amount of (pre-tax) losses recorded in other comprehensive income that will be reclassified to income or expense over the next nine months	400,000
Cash Flow Hedging | Foreign Exchange Contract | Fair Value Hedge
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedging derivatives, maturities, maximum	1 year
Hedged financial instruments, notional amount of derivative	8,800,000,000
Amount of (pre-tax) gain recorded in other comprehensive income that will be reclassified to net interest revenue and other income over the next twelve months	3,000,000
Net Investment Hedging | Foreign Exchange Contract
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedging derivatives, maturities, maximum	2 years
Hedged financial instruments, notional amount of derivative	$ 5,200,000,000